DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus Intermediate Municipal Bond Fund, Inc. For its semi-annual reporting period ended November 30, 1995, your Fund produced a total return of 3.93%.* Income dividends of approximately $.363 per share** were paid, exempt from Federal personal income taxes, which is equivalent to an annualized tax-free distribution rate per share of 5.09%.***
THE ECONOMY
    Modest economic growth and low inflation have spurred a dramatic rally in the bond market for most of 1995. The Federal Reserve Board's recent reduction of the Fed Funds rate confirms what investors had already suspected: inflation, at least for the immediate future, is under control. Now questions abound regarding the duration of the economic recovery and the likelihood of recession.
    The economic recovery of the 1990s was productivity-driven. Corporations implemented extraordinary cost control measures that, while dramatically improving bottom line earnings, now contribute to the slow rate of employment growth. Job creation is a significant factor that affects consumer spending, and a major component of economic activity. New job creation, currently running at the slowest pace of the post-World War II era, is worrisome. Indeed, wages and salaries grew at under 3% over the past year, barely keeping pace with inflation. Still, surveys indicate that consumers remain optimistic, despite indications that their spending is being affected by the slow growth in disposable income. Recent reports on retail sales confirm this reticence in spending. A consumer-led weakening of the economy could lead to further Federal Reserve easing of monetary policy.
    It was concern about lagging economic growth that prompted the Federal Reserve to ease the Federal Funds Rate two times in 1995, first in July and then again in December. The housing market and new home construction had been helped earlier this year by low interest rates, though both have exhibited signs of weakness recently. Business capital spending, another engine of economic growth, has been solid. Exports remain another bright area of the economy. Because of the new competitiveness of American businesses abroad, the U.S. trade deficit continues to shrink. Through September, the trade deficit with Japan narrowed for the sixth consecutive month. Exports, while a relatively small component of overall economic activity in this country, provide an important support for the job market. If U.S. products lose competitiveness in world markets, foreign orders may go elsewhere and jobs could be lost here.
MARKET ENVIRONMENT
    Municipal bonds have enjoyed a dramatic bull market for the past 12 months. Current business sluggishness may result in further Fed easing in 1996, particularly if the Clinton Administration and Congress can arrive at a meaningful budget agreement. Of course, the prospect of a balanced Federal budget should be beneficial to the bond market since it could mean a reduction in the issuance of government securities. A similar supply situation is present in the municipal bond market. The redemption of existing municipal bonds has outpaced the rate of new issuance for two years, and is expected to recur in 1996.
    Overall, we remain confident in our optimistic view of the municipal bond market. Yet we are also mindful of the stimulatory effect of easing monetary policy, and are watchful for any signs of a reigniting of inflationary pressures in the economy.

THE PORTFOLIO
    The recovery in the municipal market in 1995 more than offset the declines of 1994. Decreased debt issuance, low inflation and a more accommodative policy by the Federal Reserve all combined to move the fixed income markets in a positive direction. The municipal market has experienced a great deal of volatility throughout the year. Much of this can be attributed to the uncertainty of tax reform and a Congress and President at odds over a budget solution. This has kept the municipal market relatively att ractive, on an after-tax basis, compared to the Treasury market. Some municipal issues, such as New York City, are currently yielding 100% of Treasuries. Our focus during 1995 has been to improve the structure of the Fund by incorporating bonds with better call protection (noncallable bonds whenever feasible) and improved liquidity characteristics. The average maturity of the Fund is currently 9.2 years.
    The high level of volatility exhibited by the market in recent years underscores the need to maintain a disciplined and long-term focus. Our primary task _ to maximize current income exempt from Federal income taxes to the extent consistent with preservation of capital _ continues to guide our portfolio management decisions.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,
  [Richard J. Moynihan signature logo]


                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
December 15, 1995
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.
** Some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.
***Annualized distribution rate per share is based upon dividends per share paid from net investment income during the period, divided by the net asset value per share at the end of the period.


DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS                                                                       NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS-94.1%                                                               AMOUNT         VALUE
                                                                                                 -----------       ------
ALASKA-.8%
Alaska Industrial Development and Export Authority, Revolving Fund:
    7.80%, 4/1/2004.........................................................                     $   6,360,000   $  7,114,169
    6.375%, 4/1/2008........................................................                         3,000,000      3,220,350
Anchorage, HR, Refunding (Sisters of Providence Project) 6.50%, 10/1/1999...                         2,000,000      2,143,480
ARIZONA-2.9%
Greenlee County Industrial Development Authority, PCR, Refunding
    (Phelps Dodge Corp. Project) 5.45%, 6/1/2009............................                        19,600,000     19,892,824
Maricopa County Industrial Development Authority:
    Hospital Facility Revenue (Samaritan Health Services)
      7.15%, 12/1/2004 (Insured; MBIA)......................................                         9,835,000     11,622,905
    Hospital Systems Revenue, Refunding (Baptist Hospital):
      5.10%, 9/1/2004 (Insured; MBIA).......................................                         3,490,000      3,590,233
      5.20%, 9/1/2005 (Insured; MBIA).......................................                         3,625,000      3,738,027
Mesa Industrial Development Authority, Industrial Revenue
    (TRW Vehicle Safety Systems, Inc. Project) 7.25%, 10/15/2004............                         5,000,000      5,273,500
CALIFORNIA-7.9%
California Department of Veteran Affairs, Home Purchase Revenue 7.80%, 8/1/2001                      5,000,000      5,446,050
California Higher Education Loan Authority, Student Loan Revenue, Refunding:
    6.40%, 12/1/2003........................................................                         6,000,000      6,458,340
    6.50%, 6/1/2005.........................................................                         5,500,000      5,918,000
California Public Works Board, LR:
    (Community College Projects):
      5.875%, 10/1/2008.....................................................                         4,500,000      4,662,045
      5.90%, 10/1/2009......................................................                         5,215,000      5,370,251
    (University of California Projects):
      5%, 6/1/2005..........................................................                         6,230,000      6,202,090
      5%, 6/1/2006..........................................................                         5,730,000      5,637,690
      Refunding 5.25%, 6/1/2006.............................................                         6,000,000      6,067,140
Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue:
    Zero Coupon, 1/1/2008...................................................                        10,000,000      5,705,000
    Zero Coupon, 1/1/2009...................................................                        10,000,000      5,704,100
Los Angeles Department of Airports, Airport Revenue, Refunding
    5.375%, 5/15/2007 (Insured; FGIC).......................................                         4,235,000      4,348,329
Los Angeles Department of Water and Power, Electric Plant Revenue, Refunding
    5.125%, 11/15/2007......................................................                         7,000,000      7,032,340
Los Angeles Harbor Department, Revenue 6.40%, 8/1/2012......................                         5,420,000      5,775,335
Northern California Power Agency, Geothermal Project Number 3, Revenue,
Refunding
    5.50%, 7/1/2005.........................................................                         7,000,000      7,279,860

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                          NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT           VALUE
                                                                                                  ---------         ------
CALIFORNIA (CONTINUED)
Riverside County Asset Leasing Corp., Leasehold Revenue
    (Riverside County Hospital Project) 6%, 6/1/2003........................                     $   3,000,000   $  3,107,970
Sacramento Schools Insurance Authority, Revenue
    (Workers Compensation Program) 5.75%, 6/1/2003..........................                        15,730,000     16,490,546
Solano County, COP, Refunding (Justice Facility and Public Buildings Project)
    5.875%, 10/1/2005.......................................................                        10,000,000     10,340,500
University of California, Revenue, Refunding (Multiple Purpose Projects)
    5%, 9/1/2008 (Insured; AMBAC)...........................................                        10,000,000      9,920,200
COLORADO-1.7%
Arapahoe County, Highway Revenue:
    Zero Coupon, 8/31/2004..................................................                         2,500,000      1,430,875
    Zero Coupon, 8/31/2005..................................................                         2,530,000      1,350,893
Denver City and County, Airport Revenue:
    7.50%, 11/15/2002.......................................................                         6,080,000      6,833,008
    8.75%, 11/15/2005.......................................................                        14,485,000     16,997,713
CONNECTICUT-1.9%
Connecticut:
    5.50%, 3/15/2007........................................................                         7,905,000      8,240,014
    5.50%, 3/15/2008........................................................                         4,000,000      4,139,360
    5.20%, 10/1/2008........................................................                        10,000,000     10,154,000
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
    7.30%, 11/15/2003.......................................................                         5,705,000      6,172,867
DELAWARE-.7%
Delaware River and Bay Authority, Delaware Authority Revenue 3.75%, 1/1/2004                        11,370,000     10,541,241
FLORIDA-2.8%
Dade County, Aviation Revenue 5.90%, 10/1/2005 (Insured; AMBAC).............                        10,830,000     11,594,381
Florida Board of Education, Capital Outlay (Public Education) 5.375%, 6/1/2005                       5,000,000      5,250,000
Florida School Boards Association, LR (Orange County School Board Project)
    6.25%, 7/1/2005 (Insured; AMBAC)........................................                         3,250,000      3,404,992
Greater Orlando Aviation Authority, Airport Facilities Revenue 6.40%, 10/1/2004                      8,940,000      9,816,835
Indian Trace Community Development District, Water and Sewer Revenue
    8.50%, 4/1/1997.........................................................                           995,000      1,047,148
Palm Beach County, Solid Waste IDR (Okeelanta Power L.P. Project)
    6.50%, 2/15/2009........................................................                         3,600,000      3,655,872
Sarasota County School Board Financing Corp., LR, Refunding:
    5%, 7/1/2007 (Insured; MBIA)............................................                         4,015,000      4,040,656
    5%, 7/1/2008 (Insured; MBIA)............................................                         4,200,000      4,193,994

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                           NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                         AMOUNT           VALUE
                                                                                                   ---------         -------
HAWAII-.2%
Hawaii, Airports Systems Revenue 7.50%, 7/1/2005 (Insured; FGIC)............                    $    3,000,000   $  3,383,940
ILLINOIS-7.1%
Chicago O'Hare International Airport, Special Facility Revenue
    (International Terminal) 7.50%, 1/1/2005................................                         2,800,000      3,137,344
Chicago Public Buildings Commission, Building Revenue
    5.25%, 12/1/2003 (Insured; MBIA)........................................                         5,000,000      5,190,100
Hoffman Estates, Tax Increment Revenue
    7.50%, 11/15/2003 (LOC; Union Bank of Switzerland) (a)..................                         5,145,000      5,562,157
Illinois:
    5.60%, 6/1/2001.........................................................                         1,000,000      1,053,590
    5.125%, 12/1/2008 (b)...................................................                        17,910,000     17,967,670
Illinois Development Finance Authority, Community Rehabilitation
    (Providers Facility Acquisition) 8.25%, 9/1/2000........................                         4,655,000      5,037,967
Illinois Educational Facilities Authority, Revenue, Refunding
    (Illinois Institute of Technology) 6.60%, 12/1/2009.....................                         2,665,000      2,784,792
Illinois Health Facilities Authority, Revenue:
    (Catholic Health Co. Addolorata Project) 7.625%, 7/1/1999...............                         1,150,000      1,287,114
    (Central Dupage Health Wyndemere Retirement Community)
      6.125%, 11/1/2007 (Insured; MBIA).....................................                         4,400,000      4,706,768
    (Ingalls Memorial Hospital Project) 7%, 1/1/2005 (Insured; MBIA)........                         6,000,000      6,720,900
    (Refunding - Evangelical Hospitals) 6.75%, 4/15/2007....................                         3,090,000      3,288,625
    (Refunding - Westlake Community Hospital):
      7.625%, 1/1/1999......................................................                         2,850,000      3,125,310
      7.75%, 1/1/2004.......................................................                         5,450,000      5,891,995
    (Southern Illinois Hospital Services) 6.50%, 3/1/2007...................                         4,000,000      4,389,600
    (Swedish American Hospital)
      7.30%, 4/1/2007 (Insured; AMBAC, Prerefunded 4/1/2000) (c)............                         4,000,000      4,549,960
Illinois Student Assistance Commission, Student Loan Revenue:
    6.30%, 3/1/2004.........................................................                         2,600,000      2,766,374
    6.40%, 3/1/2005.........................................................                         6,300,000      6,865,866
Joliet, Gas Supply Revenue (Peoples Gas Light and Coke) 8%, 6/1/1999........                         5,000,000      5,608,600
Normal, EDR, Refunding (Dayton - Hudson Corp. Project)
    6.75%, 11/1/2001........................................................                         3,400,000      3,677,950
Robbins, RRR (Robbins Resource Recovery Partners) 8.75%, 10/15/2005.........                        15,000,000     16,213,350
INDIANA-4.7%
Boonville Junior High School Building Corp., First Mortgage Revenue,
Refunding
    6.80%, 7/1/2005.........................................................                         3,100,000      3,441,527
Brownsburg School Building Corp., First Mortgage:
    5.80%, 8/1/2008 (Insured; CGIC).........................................                         2,650,000      2,792,411

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT         VALUE
                                                                                                     -------        -------
INDIANA (CONTINUED)
Brownsburg School Building Corp., First Mortgage (continued):
    5.90%, 8/1/2009 (Insured; CGIC).........................................                     $   2,895,000   $  3,049,767
Indiana Bond Bank (Special Hospital Program Hendricks) 6.90%, 4/1/2006......                         3,000,000      3,294,870
Indiana Health Facility Financing Authority, HR (Lafayette Home Hospital
Project)
    5.75%, 8/1/2008.........................................................                         3,000,000      3,118,890
Indiana Municipal Power Agency, Power Supply Systems Revenue, Refunding
    5.70%, 1/1/2006 (Insured; MBIA).........................................                         8,400,000      9,015,804
Indiana Transportation Finance Authority, Airport Facilities LR (United Air)
    6.50%, 11/1/2007........................................................                         5,250,000      5,675,827
Indianapolis Local Public Improvement Bond Bank:
    6.20%, 2/1/2003.........................................................                         2,100,000      2,271,108
    6.30%, 2/1/2004.........................................................                         2,800,000      3,053,204
    6.40%, 2/1/2005.........................................................                         3,000,000      3,296,370
Knox County Hospital Association, LR 5.65%, 7/1/2008 (Insured; MBIA)........                         4,150,000      4,292,179
Logansport School Building Corp., First Mortgage
    7.30%, 1/15/2007 (Prerefunded 1/15/2000) (c)............................                         4,750,000      5,368,545
Noblesville High School Building Corp. (First Mortgage) 5.65%, 2/15/2008....                         4,060,000      4,159,592
North Montgomery Elementary School Building Corp., Refunding 6.50%, 7/1/2006                         5,665,000      6,382,925
Plymouth, Multi-School Building Corp., Refunding
    (First Mortgage-Plymouth Community School) 5.50%, 7/1/2005 (Insured; MBIA)                       3,000,000      3,142,080
Purdue University, University Revenue (Purdue University Dormitory System)
    6.90%, 7/1/2006 (Insured; AMBAC, Prerefunded 7/1/2001) (c)..............                         4,075,000      4,655,850
Westfield, High School Building Corp. (First Mortgage)
    5.45%, 7/15/2009 (Insured; AMBAC).......................................                         5,000,000      5,068,450
IOWA-1.0%
Ames, HR (Mary Greeley Medical Center Project)
    6.25%, 8/15/2006 (Insured; AMBAC) (d)...................................                         4,320,000      4,708,195
Council Bluffs, IDR, Refunding (Cargill, Inc. Project) 7%, 3/1/2007.........                         4,400,000      4,874,056
Iowa Student Loan Liquidity Corp., Student Loan Revenue
    6.65%, 3/1/2003 (Insured; AMBAC)........................................                         4,900,000      5,272,155
KENTUCKY-2.3%
Kentucky Higher Education Student Loan Corp., Insured Student Loan Revenue,
    Refunding 5.10%, 12/1/2003..............................................                         4,030,000      4,064,255
Kentucky Property and Buildings Commission, Revenue, Refunding (Project
Number 55):
    6.25%, 9/1/2007.........................................................                         9,100,000     10,225,943
    6%, 9/1/2008............................................................                        12,770,000     13,918,151
Mount Sterling, LR (Kentucky League Cities Funding) 5.625%, 3/1/2003........                         7,500,000      7,594,950

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                             NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT           VALUE
                                                                                                  ---------         -------
LOUISIANA-3.0%
Louisiana Correctional Facilities Corp., LR:
    5.40%, 12/15/2001.......................................................                    $   14,000,000  $  14,667,380
    5.55%, 12/15/2002.......................................................                        14,000,000     14,749,000
    5.60%, 12/15/2003.......................................................                         5,600,000      5,914,944
Louisiana Public Facilities Authority, Revenue:
    (Louisiana Association of Independent Colleges and Universities)
      6.50%, 12/1/2002......................................................                         2,155,000      2,281,412
    (Tulane University of Louisiana) 8%, 11/15/2012 (e).....................                         8,065,000      8,990,671
MAINE-.8%
Maine Educational Loan Marketing Corp., Student Loan Revenue:
    5.85%, 11/1/2002........................................................                         7,000,000      7,375,480
    Refunding 6.90%, 11/1/2003..............................................                         5,000,000      5,371,250
MARYLAND-.6%
Maryland Community Development Adminstration, MFHR 4.50%, 11/1/2007.........                         9,835,000      9,888,601
MASSACHUSETTS-3.6%
Boston Industrial Development Financing Authority, Sewage Facility Revenue
    (Harbor Electric Energy Project) 7.10%, 5/15/2002.......................                         5,505,000      5,768,139
Massachusetts Commonwealth, Refunding 6.40%, 8/1/2003.......................                         3,175,000      3,532,981
Massachusetts Housing Finance Agency, Housing Revenue:
    Refunding 5.85%, 12/1/2010 (Insured; MBIA)..............................                         9,330,000      9,564,649
    Refunding (Rental):
      6.30%, 7/1/2007 (Insured; AMBAC)......................................                         3,190,000      3,382,038
      6.35%, 7/1/2008 (Insured; AMBAC)......................................                         3,425,000      3,630,671
      6.40%, 7/1/2009 (Insured; AMBAC)......................................                         3,740,000      3,964,026
    Single Family 6.10%, 12/1/2010..........................................                         9,695,000      9,977,706
New England Education Loan Marketing Corp., Student Loan Revenue, Refunding
    5.625%, 7/1/2004........................................................                        15,000,000     15,208,050
MICHIGAN-4.8%
Detroit:
    Self-Insurance 5.60%, 5/1/2001..........................................                         5,260,000      5,318,439
    GO, Refunding 6.75%, 4/1/2003...........................................                         9,175,000      9,796,056
Kent Hospital Finance Authority, Hospital Facility Revenue, Refunding
    (Blodgett Memorial Medical Center) 7%, 7/1/2001.........................                         2,500,000      2,699,750
Lowell, Area Schools, Capital Appreciation
    Zero Coupon, 5/1/2020 (Insured; FGIC, Prefunded 5/1/2005) (c)...........                        21,685,000      4,603,292
Michigan Building Authority, Revenue 6.50%, 10/1/2005.......................                         8,440,000      9,265,179
Michigan Higher Education Student Loan Authority, Revenue, Refunding:
    5.70%, 9/1/2003.........................................................                         2,000,000      2,074,580
    5.80%, 9/1/2004.........................................................                         3,900,000      4,059,744

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT           VALUE
                                                                                                  --------          ------
MICHIGAN (CONTINUED)
Michigan Hospital Finance Authority, Revenue, Refunding:
    (Genesys Health System) 8.10%, 10/1/2013................................                    $   10,000,000   $ 11,038,800
    (McLaren Obligated Group):
      5.10%, 10/15/2005.....................................................                         2,355,000      2,329,684
      7%, 9/15/2007 (Prerefunded 9/15/2000) (c).............................                         3,670,000      4,168,202
      7.375%, 9/15/2008 (Prerefunded 9/15/2001) (c).........................                         6,925,000      8,106,336
Michigan Strategic Fund, SWDR (Genesee Power Station Project) 7.125%, 1/1/2006                       7,500,000      7,933,200
Wayne State University, University Revenues, Refunding
    5.40%, 11/15/2006 (Insured; AMBAC)......................................                         3,105,000      3,235,845
MISSISSIPPI-.3%
Adams County, PCR (International Paper Co. Project) 5.625%, 11/15/2006......                         5,150,000      5,413,886
MISSOURI-1.8%
Phelps City Industrial Development Authority, Industrial Revenue, Refunding
    (Excel Corp. Project) 7%, 12/1/2000.....................................                         4,500,000      4,923,135
Saint Louis, Airport Improvement Revenue, Refunding
    (Lambert - Saint Louis International Airport) 6%, 7/1/2005 (Insured; FGIC)                       9,675,000     10,364,150
Saint Louis Municipal Finance Corp., Leasehold Revenue, Refunding:
    5.375%, 7/15/2003 (LOC; Sanwa Bank) (a).................................                         5,075,000      5,246,129
    5.50%, 7/15/2004 (LOC; Sanwa Bank) (a)..................................                         6,835,000      7,100,745
NEBRASKA-.6%
Albion, IDR, Refunding (Cargill, Inc. Project) 7%, 12/1/2000................                         2,600,000      2,844,478
Nebraska, Public Power District Revenue 4.90%, 7/1/1998.....................                         6,250,000      6,376,687
NEVADA-.7%
Clark County, Passenger Facility Charge Revenue
    (Las Vegas McCarran International Airport):
      5.95%, 7/1/2005 (Insured; AMBAC)......................................                         6,365,000      6,876,109
      5.80%, 7/1/2009 (Insured; MBIA).......................................                         4,250,000      4,417,067
NEW HAMPSHIRE-.4%
New Hampshire Higher Educational and Health Facilities Authority,
    Revenue, Refunding (Catholic Medical Center) 8%, 7/1/2004...............                         5,215,000      5,708,860
NEW JERSEY-1.9%
Mercer County Improvement Authority, Solid Waste Revenue, Refunding
    (Resources Recovery Project) 6.50%, 4/1/2007 (Insured; FGIC)............                         7,620,000      8,170,621
New Jersey Economic Development Authority, Waste Paper Recycling Revenue
    (Marcal Paper Mills, Inc. Project):
      5.75%, 2/1/2004.......................................................                         2,815,000      2,877,296
      8.50%, 2/1/2010.......................................................                         2,930,000      3,366,423

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                         AMOUNT           VALUE
                                                                                                   --------          ------
NEW JERSEY (CONTINUED)
New Jersey Health Care Facilities Financing Authority, Revenue
    (Kimball Medical Center) 8%, 7/1/1998...................................                     $   4,525,000   $  4,986,324
New Jersey Sports and Exposition Authority (Sports Complex) 9%, 12/1/1995...                         4,265,000      4,265,598
Orange Township 6.60%, 2/1/2007.............................................                         5,600,000      6,310,472
NEW MEXICO-1.8%
New Mexico Educational Assistance Foundation, Student Loan Revenue:
    6.60%, 3/1/2005.........................................................                        10,980,000     11,702,045
    5.25%, 4/1/2005.........................................................                         5,000,000      5,035,950
    6.70%, 3/1/2006.........................................................                         9,910,000     10,396,383
NEW YORK-6.7%
Metropolitan Transportation Authority, Service Contract, Refunding,
    Commuter Facilities Revenue 6.70%, 7/1/2003.............................                         2,835,000      3,094,913
New York City:
    4.75%, 8/15/1998........................................................                        20,000,000     20,160,400
    7.30%, 2/1/2001.........................................................                         5,000,000      5,478,400
    7.50%, 2/1/2001.........................................................                         3,000,000      3,312,540
    5.75%, 2/15/2007........................................................                        13,950,000     13,948,605
    5.50%, 2/15/2008 (b)....................................................                         7,000,000      6,817,440
    6%, 2/15/2009...........................................................                         8,500,000      8,581,940
New York City Industrial Development Agency:
    IDR 7.625%, 11/1/2009 (LOC; Algemene Bank Nederland) (a)................                         2,060,000      2,085,482
    Special Facility Revenue (Terminal One Group Association Project)
      5.90%, 1/1/2006.......................................................                         4,680,000      4,806,781
New York State Mortgage Agency, Homeowner Mortgage Revenue 5.75%, 10/1/2010.                         3,000,000      3,063,030
New York State Resource and Development Authority, Service Contract Revenue,
    Refunding (Western New York Nuclear Service Center) 5.20%, 4/1/2002.....                         5,085,000      5,280,467
New York State Urban Development Corp., Revenue, Refunding (Correctional
Facilities)
    5.625%, 1/1/2007........................................................                        20,170,000     20,275,691
Triborough Bridge and Tunnel Authority, General Purpose Revenue, Refunding
    6.75%, 1/1/2009.........................................................                         5,100,000      5,904,015
NORTH CAROLINA-.3%
North Carolina Eastern Municipal Power Agency, Electric Revenue, Refunding
    (Number 1 Catawba) 6%, 1/1/2004.........................................                         2,000,000      2,103,080
Northampton County Industrial Facilities and Pollution Control Financing
Authority,
    SWDR 8.05%, 11/1/2004...................................................                         3,000,000      3,285,780
OHIO-1.6%
Cincinnati Student Loan Funding Corp., Student Loan Revenue:
    5.85%, 8/1/2004.........................................................                         5,500,000      5,663,680

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                          AMOUNT          VALUE
                                                                                                    ---------        ------
OHIO (CONTINUED)
Cincinnati Student Loan Funding Corp., Student Loan Revenue (continued):
    Refunding:
      5.70%, 7/1/1999.......................................................                     $   6,000,000   $  6,227,700
      7.20%, 8/1/2003.......................................................                         4,700,000      5,041,643
Franklin County, HR, Refunding (Holy Cross Health Systems):
    5%, 6/1/2003............................................................                         2,650,000      2,703,980
    5.10%, 6/1/2004.........................................................                         2,790,000      2,852,747
    5.20%, 6/1/2005.........................................................                         2,930,000      3,001,726
OKLAHOMA-1.0%
Tulsa Airports Improvement Trust, General Revenue, Refunding
    (Tulsa International Airport) 6.125%, 6/1/1999..........................                         4,995,000      5,305,190
Tulsa County Industrial Authority, Health Care Revenue, Refunding
    (Saint Francis Hospital) 5.15%, 12/15/2018..............................                        10,000,000     10,171,600
PENNSYLVANIA-6.4%
Dauphin County General Authority, Revenue 5%, 6/1/2026 (Insured; AMBAC).....                         4,750,000      4,816,025
Delaware County Healthcare Authority, Revenue, Refunding (Mercy Health Corp.)
    6%, 11/15/2007..........................................................                         7,250,000      7,164,667
Lehigh County General Purpose Authority, Revenue (Wiley House):
    8.65%, 11/1/2004........................................................                         4,665,000      4,858,597
    9.375%, 11/1/2006.......................................................                         7,070,000      7,637,155
Montgomery County Higher Education and Health Authority, Revenue
    (Northwestern Corp.) 8.375%, 6/1/2004...................................                         2,840,000      3,020,084
Pennsylvania Economic Development Financing Authority, RRR
    (Northampton Generating):
      6.40%, 1/1/2009.......................................................                        10,500,000     10,631,460
      Refunding 6.75%, 1/1/2007.............................................                         7,000,000      7,242,480
Philadelphia, Water and Wastewater Revenue, Refunding
    5.50%, 6/15/2006 (Insured; MBIA)........................................                        12,750,000     13,389,795
Philadelphia Hospitals and Higher Education Facilities Authority, Revenue:
    (Community Mental Health/Retardation) 8.875%, 6/15/2009.................                        13,290,000     14,500,054
    (Northwestern Corp.) 8.375%, 6/1/2004...................................                         2,000,000      2,162,160
Schuylkill County Industrial Development Authority, RRR, Refunding
    (Schuylkill Energy Resource, Inc.) 6.50%, 1/1/2010......................                        10,995,000     11,296,923
Scranton-Lackawanna Health and Welfare Authority, Hospital Facilities Revenue
    (Mercy Health Systems):
      6.90%, 1/1/2003 (Insured; MBIA).......................................                         3,075,000      3,398,183
      6.90%, 1/1/2004 (Insured; MBIA).......................................                         4,330,000      4,785,083
      7.25%, 6/15/2005 (Insured; MBIA, Prerefunded 6/15/2000) (c)...........                         4,020,000      4,567,162

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                           NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                  PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT           VALUE
                                                                                                  ---------         -------
RHODE ISLAND-1.0%
Rhode Island Convention Center Authority, Revenue, Refunding
    4.90%, 5/15/2004 (Insured; MBIA, Prerefunded 10/15/2001) (c)............                     $   6,000,000   $  6,051,540
Rhode Island Housing and Mortgage Finance Corp.:
    (Homeownership Opportunity) 7.30%, 10/1/2008............................                         4,820,000      5,192,200
    (Refunding-Rental Housing Program):
      5.65%, 10/1/2007......................................................                         2,175,000      2,207,908
      5.65%, 10/1/2008......................................................                         1,350,000      1,379,349
SOUTH CAROLINA-1.0%
Charleston County, Hospital Facilities Improvement Revenue, Refunding
    (Medical Society Health Project) 5.50%, 10/1/2005 (Insured; MBIA).......                         7,945,000      8,328,743
Piedmont Municipal Power Agency, Electric Revenue, Refunding
    6.25%, 1/1/2004 (Insured; FGIC).........................................                         4,050,000      4,422,883
York County, PCR (Bowater, Inc. Project) 7.625%, 3/1/2006...................                         2,900,000      3,304,347
SOUTH DAKOTA-.5%
South Dakota Student Loan Finance Corp., Student Loan Revenue, Refunding
    6.45%, 8/1/2006.........................................................                         6,705,000      7,009,005
TENNESSEE-1.3%
Gatlinburg, COP (Gatlinburg Convention Center):
    8.75%, 12/1/1997........................................................                           545,000        589,216
    9%, 12/1/2002 (Prerefunded 12/1/1997) (c)...............................                         3,535,000      3,968,426
Shelby County, Refunding:
    5.25%, 4/1/2006.........................................................                         4,410,000      4,579,035
    5.375%, 4/1/2007........................................................                         5,140,000      5,346,371
Sullivan County Health Educational and Housing Facilities,
    Board Revenue (Holston Valley Health Care Project)
    7.125%, 2/15/2005 (Insured; MBIA, Prerefunded 2/15/2000) (c,d)..........                         5,585,000      6,297,814
TEXAS-8.7%
Austin, Airport System Revenue 5.625%, 11/15/2007 (Insured; MBIA)...........                         8,000,000      8,296,160
Bell County Health Facilities Development Corp., Revenue
    (Scott and White Memorial Hospital) 7.40%, 9/1/1999.....................                         2,985,000      3,226,695
Brazos Higher Education Authority, Student Loan Revenue, Refunding:
    5.40%, 6/1/2001 (d).....................................................                         8,250,000      8,462,850
    5.50%, 6/1/2002 (d).....................................................                         5,000,000      5,146,550
Central Texas Higher Education Authority, Student Loan Revenue, Refunding
    5.10%, 12/1/2003........................................................                         7,000,000      7,059,500
Ennis IDC, Revenue, Refunding (Cargill, Inc. Project) 6.15%, 11/1/2003......                         2,450,000      2,605,918
Gulf Coast Waste Disposal Authority, SWDR, Refunding
    (Quaker Oats Co. Project) 5.70%, 5/1/2006...............................                         7,210,000      7,490,974

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                           NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                 PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT           VALUE
                                                                                                  --------          ------
TEXAS (CONTINUED)
Harris County Hospital District, Mortgage Revenue, Refunding
    7.50%, 2/15/2003 (Insured; AMBAC).......................................                     $   7,000,000   $  8,148,770
Harris County Toll Road, Sub Lien Revenue, Capital Appreciation
    Zero Coupon, 8/1/2008...................................................                         8,005,000      4,173,247
Houston, Hotel Occupancy Tax Revenue:
    7%, 7/1/2003 (Insured; FGIC)............................................                         4,400,000      4,979,524
    7%, 7/1/2004 (Insured; FGIC)............................................                         1,525,000      1,725,858
North Central Health Facility Development Corp., Revenue 7.80%, 5/15/2008 (e)                       13,000,000     14,329,120
North Texas Higher Education Authority, Student Loan Revenue:
    7%, Series B, 4/1/2002 (Insured; AMBAC).................................                         4,250,000      4,524,125
    7%, Series E, 4/1/2002 (Insured; AMBAC).................................                         4,250,000      4,524,125
Rio Grande Consolidated Independent School District, Public Facilities, LR
    6.40%, 7/15/2003........................................................                         4,000,000      3,985,360
Rio Grande Valley Health Facilities Development Corp., HR, Refunding
    (Valley Baptist Medical Center) 6.25%, 8/1/2006.........................                         5,100,000      5,590,212
South Texas Higher Education Authority, Student Loan Revenue, Refunding
    5.30%, 12/1/2003........................................................                         5,350,000      5,346,523
Tarrant County Health Facilities Development Corp., Health Systems Revenue
    (Harris Methodist Health Systems) 6%, 9/1/2010..........................                         7,725,000      8,137,283
Texas, Veterans Housing Assistance Fund:
    6.40%, 6/1/2006.........................................................                         2,240,000      2,249,856
    6.50%, 6/1/2007.........................................................                         3,130,000      3,134,852
    6.60%, 6/1/2008.........................................................                         3,675,000      3,670,664
    6.70%, 6/1/2009.........................................................                         4,055,000      4,051,432
Texas Department of Housing and Community Affairs, Multi-Family Revenue,
Refunding
    (Dallas Association) 6.25%, 12/1/2005 (LOC; Phoenix Mutual Life Insurance
Co.,
    Prerefunded 12/1/1995) (a,c)............................................                         5,000,000      5,000,050
Texas State College, Student Loan 5.70%, 8/1/2008...........................                         5,345,000      5,551,852
Texas Water Resources Financing Authority, Revenue 7.30%, 8/15/1998.........                         2,525,000      2,729,904
UTAH-3.1%
Carbon County, SWDR:
    (Refunding - Sunnyside Cogeneration Project) 9%, 7/1/2006...............                         9,750,000     10,507,380
    (Sunnyside Cogeneration Association) 7.50%, 7/1/2007....................                         7,000,000      7,302,330
Salt Lake County Municipal Building Authority, LR
    5.90%, 10/1/2006 (Insured; MBIA)........................................                         4,260,000      4,583,845
Utah Board of Regents, Student Loan Revenue:
    6.25%, 11/1/2003 (Insured; AMBAC).......................................                         3,000,000      3,240,570
    7.05%, 11/1/2003 (Insured; AMBAC).......................................                         5,000,000      5,471,400

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                            NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                         AMOUNT           VALUE
                                                                                                   ----------        ------
UTAH (CONTINUED)
Utah Board of Regents, Student Loan Revenue (continued):
    6.35%, 11/1/2004 (Insured; AMBAC).......................................                      $  3,000,000   $  3,256,710
    6.45%, 11/1/2005 (Insured; AMBAC).......................................                         3,000,000      3,254,760
    5.70%, 11/1/2007........................................................                         5,750,000      5,809,110
    5.75%, 11/1/2008........................................................                         4,750,000      4,799,828
VERMONT-.2%
Vermont Student Assistance Corp., Education Loan Revenue (Finance Program)
    6.25%, 12/15/2003 (Insured; FSA)........................................                         3,500,000      3,734,185
VIRGINIA-1.1%
Fairfax County Economic Development Authority, Educational Facilities Revenue
    (George Mason University Educational Foundation):
      6.50%, 11/15/2002.....................................................                         2,000,000      2,094,280
      6.95%, 11/15/2002.....................................................                         5,360,000      5,781,671
Virginia Housing Development Authority, Commonwealth Mortgage:
    6.05%, 1/1/2004.........................................................                         4,400,000      4,585,152
    6.15%, 1/1/2005.........................................................                         4,400,000      4,593,468
WASHINGTON-4.5%
Chelan County Public Utility District Number 1, Consolidated Revenue
    (Chelan Hydroelectric):
      7.55%, 7/1/2062.......................................................                         6,515,000      7,183,700
      5.70%, 7/1/2068.......................................................                         5,650,000      5,774,526
      5.70%, 7/1/2068.......................................................                         1,960,000      2,003,669
Clark County Public Utility District Number 1, Electric Revenue, Refunding:
    6.10%, 1/1/2002 (Insured; FGIC).........................................                         2,015,000      2,182,104
    6.30%, 1/1/2004 (Insured; FGIC).........................................                         3,160,000      3,432,360
Port Seattle, Revenue 6.50%, 11/1/2005......................................                         3,000,000      3,301,110
Washington, Refunding 5%, 7/1/2010 (b)......................................                         5,000,000      4,890,900
Washington Health Care Facilities Authority, Revenue:
    (Childrens Hospital and Medical Center) 6.125%, 10/1/2007 (Insured; FGIC)                        4,000,000      4,276,680
    (Refunding - Yakima Valley Memorial Hospital) 7.875%, 1/1/2003..........                         3,300,000      3,541,659
Washington Housing Finance Commission, SFMR
    6.85%, 7/1/2011 (Insured: FNMA, GNMA)...................................                         4,445,000      4,724,057
Washington Public Power Supply Systems, Revenue, Refunding:
    (Nuclear Project Number 1):
      7.70%, 7/1/2002.......................................................                        16,745,000     19,443,959
      6.60%, 7/1/2004.......................................................                         2,500,000      2,738,375
    (Nuclear Project Number 2) 7.50%, 7/1/2003..............................                         5,775,000      6,530,890
WISCONSIN-2.0%
Carlton, PCR, Refunding (Wisconsin Public Service Corp.) 6.125%, 10/1/2005..                         5,000,000      5,547,000

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                           NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                   PRINCIPAL
LONG-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                         AMOUNT           VALUE
                                                                                                   ---------         ------
WISCONSIN (CONTINUED)
Milwaukee County 5.30%, 12/1/2005...........................................                     $   3,000,000   $  3,089,220
Wisconsin Health and Educational Facilities Authority, Revenue, Refunding:
    (Luther Hospital Project) 6.125%, 11/15/2006............................                         3,500,000      3,795,575
    (Wheaton Franciscan Services, Inc.):
      6%, 8/15/2006 (Insured; MBIA).........................................                         3,555,000      3,885,260
      6%, 8/15/2007 (Insured; MBIA).........................................                         3,780,000      4,120,389
      6.50%, 8/15/2007 (Insured; MBIA)......................................                         3,000,000      3,256,680
Wisconsin Housing and Economic Development Authority, Housing Revenue
    5.30%, 11/1/2006........................................................                         7,075,000      6,938,028
U.S. RELATED-.4%
Guam Power Authority, Revenue:
    6%, 10/1/2005...........................................................                         2,005,000      2,003,336
    6.125%, 10/1/2006.......................................................                         1,940,000      1,942,076
    6.20%, 10/1/2007........................................................                         2,220,000      2,226,727
                                                                                                                    ---------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS (cost $1,367,899,191).................                                   $1,455,448,530
                                                                                                               ==============
SHORT-TERM MUNICIPAL INVESTMENTS-5.9%
ALASKA-.6%
Valdez Marine Terminal, Revenue, Refunding (Exxon Pipeline Co. Project)
    VRDN 3.70% (f)..........................................................                     $   8,775,000  $   8,775,000
CALIFORNIA-1.3%
California, RAW 6.50%, 4/25/1996............................................                        20,000,000     20,168,200
LOUISIANA-.1%
Louisiana, Recovery District, Sales Tax Revenue, VRDN 3.75% (Insured; FGIC) (f)                      2,000,000      2,000,000
MARYLAND-.2%
Prince Georges County Housing Authority, Mortgage Revenue, VRDN
    4.07% (LOC; Bankers Trust Co.) (a,f)....................................                         2,500,000      2,500,000
MASSACHUSETTS-.2%
Massachusetts, VRDN 3.65% (LOC; National Westminster Bank, PLC) (a,f).......                         3,000,000      3,000,000
MICHIGAN-.4%
Michigan Strategic Fund:
    LOR, Refunding:
      (Detroit Edison Co.) VRDN 3.65% (LOC; Barclays Bank, PLC) (a,f).......                         2,600,000      2,600,000
      (Dow Chemical Co. Project) VRDN 3.80% (f).............................                         2,220,000      2,220,000
    PCR, Refunding (Consumers Power Project) VRDN
      3.70% (LOC; Union Bank of Switzerland) (a,f)..........................                         1,500,000      1,500,000
MINNESOTA-.1%
Cloquet, PCR (Potlatch Corp. Project) VRDN 3.70% (f)........................                         2,000,000      2,000,000

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                           NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                  PRINCIPAL
SHORT-TERM MUNICIPAL INVESTMENTS (CONTINUED)                                                        AMOUNT          VALUE
                                                                                                   --------         -----
NEW JERSEY-.5%
New Jersey Sports and Exposition Authority, State Contract, VRDN
    4.05% (LOC; Industrial Bank of Japan) (a,f).............................                      $  7,000,000   $  7,000,000
NEW YORK-1.1%
New York City, VRDN:
    3.80% (LOC; Morgan Guaranty Trust Co.) (a,f)............................                         8,000,000      8,000,000
    3.80% (Insured; FGIC) (f)...............................................                         2,100,000      2,100,000
New York State Energy, Research and Development Authority, PCR
    (Mohawk Power Co. Project) VRDN 3.90% (LOC; Citibank, N.A.) (a,f).......                         7,600,000      7,600,000
OHIO-.1%
Columbus, Sewer Revenue, Refunding, VRDN 3.90% (f)..........................                         2,100,000      2,100,000
PENNSYLVANIA-.1%
Warren County Hospital Authority, Revenue (Warren General Hospital Project)
VRDN
    4.05% (LOC; PNC Bank) (a,f).............................................                         1,500,000      1,500,000
SOUTH CAROLINA-.4%
South Carolina Economic Development Authority, EDR (Saint Francis Hospital)
VRDN
    3.85% (LOC; Chemical Bank) (a,f) .......................................                         6,700,000      6,700,000
TEXAS-.1%
Harris County Health Facilities Development Corp., HR (Methodist Hospital)
     VRDN 3.75% (f).........................................................                         1,600,000      1,600,000
UTAH-.2%
Salt Lake County, PCR, Refunding (Service Station Holdings Project) VRDN 3.80% (f)                   3,000,000      3,000,000
WYOMING-.5%
Lincoln County, PCR (Exxon Project) VRDN 3.90% (f)..........................                         7,600,000      7,600,000
                                                                                                                   ----------
TOTAL SHORT-TERM MUNICIPAL INVESTMENTS (cost $91,920,398)...................                                    $  91,963,200
                                                                                                                =============
TOTAL INVESTMENTS-100.0%
    (cost $1,459,819,589)...................................................                                   $1,547,411,730
                                                                                                               ==============



DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

SUMMARY OF ABBREVIATIONS
AMBAC         American Municipal Bond Assurance Corporation      LOC         Letter of Credit
CGIC          Capital Guaranty Insurance Corporation             LOR         Limited Obligation Revenue
COP           Certificate of Participation                       LR          Lease Revenue
EDR           Economic Development Revenue                       MBIA        Municipal Bond Investors Assurance
FGIC          Financial Guaranty Insurance Company                                Insurance Corporation
FNMA          Federal National Mortgage Association              MFHR        Multi-Family Housing Revenue
FSA           Financial Security Assurance                       PCR         Pollution Control Revenue
GNMA          Government National Mortgage Association           RAW         Revenue Anticipation Warrants
GO            General Obligation                                 RRR         Resources Recovery Revenue
HR            Hospital Revenue                                   SFMR        Single Family Mortgage Revenue
IDC           Industrial Development Corporation                 SWDR        Solid Waste Disposal Revenue
IDR           Industrial Development Revenue                     VRDN        Variable Rate Demand Notes


SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (G)              OR          MOODY'S             OR         STANDARD & POOR'S        PERCENTAGE OF VALUE
----------                         -------                        -----------------        -------------------
AAA                                Aaa                            AAA                               34.6%
AA                                 Aa                             AA                                19.0
A                                  A                              A                                 22.0
BBB                                Baa                            BBB                                9.8
F1                                 MIG1, VMIG1 & P1               SP1, A1                            4.2
F2                                 MIG2, VMIG2 & P2               SP2, A2                            1.3
Not Rated (h)                      Not Rated (h)                  Not Rated (h)                      9.1
                                                                                                   -----
                                                                                                   100.0%
                                                                                                   ======

NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Secured by letters of credit.
    (b)  Purchased on a delayed delivery or when-issued basis.
    (c) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
    (d) Wholly held by the custodian in a segregated account as collateral for delayed delivery or when-issued securities.
    (e) Inverse floater security-the interest rate is subject to change periodically.
    (f) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (g) Fitch currently provides creditworthiness information for a limited number of investments.
    (h)  Securities which, while not rated by Fitch, Moody's or Standard &
    Poors, have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.


See independent accountants' review report and notes to financial statements.


DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                                 NOVEMBER 30, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value
      (cost $1,459,819,589)-see statement...................................                                     $1,547,411,730
    Interest receivable.....................................................                                         26,039,183
    Receivable for investment securities sold...............................                                         17,368,148
    Receivable for subscriptions to Common Stock............................                                          3,006,276
    Prepaid expenses........................................................                                             32,808
                                                                                                                 --------------
                                                                                                                  1,593,858,145
LIABILITIES:
    Due to The Dreyfus Corporation..........................................                       $   763,466
    Due to Custodian........................................................                         6,288,374
    Payable for investment securities purchased.............................                        29,245,941
    Accrued expenses........................................................                           172,981       36,470,762
                                                                                                    ----------      -----------
NET ASSETS  ................................................................                                     $1,557,387,383
                                                                                                                 ==============
REPRESENTED BY:
    Paid-in capital.........................................................                                     $1,464,706,903
    Accumulated undistributed net realized gain on investments..............                                          5,088,339
    Accumulated net unrealized appreciation on investments-Note 3...........                                         87,592,141
                                                                                                                  -------------
NET ASSETS at value, applicable to 109,644,577 outstanding shares of Common Stock, equivalent to $14.20 per share
    (300 million shares of $.01 par value authorized).......................                                     $1,557,387,383
                                                                                                               ================

See independent accountants' review report and notes to financial statements.


DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS                                                        SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                        $45,176,702
    EXPENSES:
      Management fee-Note 2(a)..............................................                      $  4,571,290
      Shareholder servicing costs-Note 2(b).................................                           590,874
      Prospectus and shareholders' reports..................................                            70,182
      Custodian fees........................................................                            52,519
      Registration fees.....................................................                            43,330
      Professional fees.....................................................                            38,929
      Directors' fees and expenses-Note 2(c)................................                            25,988
      Miscellaneous.........................................................                            41,042
                                                                                                    ----------
          TOTAL EXPENSES....................................................                                          5,434,154
                                                                                                                    -----------
          INVESTMENT INCOME-NET.............................................                                         39,742,548
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments-Note 3.................................                      $  6,843,433
    Net unrealized appreciation on investments..............................                        14,195,049
                                                                                                  ------------
          NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...................                                         21,038,482
                                                                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                        $60,781,030
                                                                                                                    ===========



See independent accountants' review report and notes to financial statements.



DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                              YEAR ENDED      SIX MONTHS ENDED
                                                                                                MAY 31,      NOVEMBER 30, 1995
                                                                                                 1995           (UNAUDITED)
                                                                                               ---------      ---------------
OPERATIONS:
    Investment income-net.............................................                    $  87,005,538           $  39,742,548
    Net realized gain (loss) on investments...........................                       (1,725,706)              6,843,433
    Net unrealized appreciation on investments for the period.........                       22,832,163              14,195,049
                                                                                             ----------              ----------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............                      108,111,995              60,781,030
                                                                                             -----------             ----------
DIVIDENDS TO SHAREHOLDERS FROM:
    Investment income-net.............................................                      (87,005,538)            (39,742,548)
    Net realized gain on investments..................................                       (7,204,563)                 --
                                                                                              ---------              ----------
      TOTAL DIVIDENDS.................................................                      (94,210,101)            (39,742,548)
                                                                                              ---------              ----------
CAPITAL STOCK TRANSACTIONS:
    Net proceeds from shares sold.....................................                      744,924,662             293,874,837
    Dividends reinvested..............................................                       69,793,688              29,420,289
    Cost of shares redeemed...........................................                     (983,235,669)           (356,456,798)
                                                                                              ---------              ----------
      (DECREASE) IN NET ASSETS FROM CAPITAL STOCK TRANSACTIONS........                     (168,517,319)            (33,161,672)
                                                                                              ---------              ----------
          TOTAL (DECREASE) IN NET ASSETS..............................                     (154,615,425)            (12,123,190)
NET ASSETS:
    Beginning of period...............................................                    1,724,125,998           1,569,510,573
                                                                                            -----------            ------------
    End of period.....................................................                   $1,569,510,573          $1,557,387,383
                                                                                         ===============         ==============
                                                                                             SHARES                  SHARES
                                                                                             -------                 --------
CAPITAL SHARE TRANSACTIONS:
    Shares sold.......................................................                       55,011,010              20,930,809
    Shares issued for dividends reinvested............................                        5,153,303               2,095,616
    Shares redeemed...................................................                      (72,735,921)            (25,347,295)
                                                                                              ---------              ----------
      NET (DECREASE) IN SHARES OUTSTANDING............................                      (12,571,608)             (2,320,870)
                                                                                            ============             ===========



See independent accountants' review report and notes to financial statements.


DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                                 SIX MONTHS ENDED
                                                                          YEAR ENDED MAY 31,                     NOVEMBER 30, 1995
                                                    -----------------------------------------------------------
PER SHARE DATA:                                      1991        1992         1993         1994         1995      (UNAUDITED)
                                                    ------       ------       -----        -----        -----      -----------
    Net asset value, beginning of period             $13.39      $13.67      $13.96       $14.31        $13.84         $14.02
                                                     -------     ------      -------      -------       -------        -------
    INVESTMENT OPERATIONS:
    Investment income-net...............                .92         .89         .81          .76           .75            .36
    Net realized and unrealized gain (loss)
      on investments....................                .28         .36         .66         (.31)          .24            .18
                                                     -------     ------      -------      -------       -------        -------
      TOTAL FROM INVESTMENT OPERATIONS..               1.20        1.25        1.47          .45           .99            .54
                                                     -------     ------      -------      -------       -------        -------
    DISTRIBUTIONS:
    Dividends from investment income-net               (.92)       (.88)       (.81)        (.76)         (.75)          (.36)
    Dividends from net realized gain
      on investments....................               --          (.08)       (.31)        (.16)         (.06)           --
                                                     -------     ------      -------      -------       -------        -------
      TOTAL DISTRIBUTIONS...............               (.92)       (.96)      (1.12)        (.92)         (.81)          (.36)
                                                     -------     ------      -------      -------       -------        -------
    Net asset value, end of period......             $13.67      $13.96      $14.31       $13.84        $14.02         $14.20
                                                    =========   ========   =========    =========    ==========    ===========
TOTAL INVESTMENT RETURN.................               9.30%       9.45%      10.88%        3.13%         7.54%          7.84%(1)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets             .69%        .70%        .71%         .70%          .73%           .70%(1)
    Ratio of net investment income to average
      net assets........................               7.53%       7.17%       5.68%        5.22%         5.52%          5.15%(1)
    Portfolio Turnover Rate.............              31.07%      48.03%      60.14%       36.27%        42.18%         20.25%(2)
    Net Assets, end of period (000's Omitted)      $1,236,870   $1,443,687   $1,703,674   $1,724,126    $1,569,511   $1,557,387
    (1)  Annualized.
    (2)  Not annualized.


See independent accountants' review report and notes to financial statements.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's Investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    (A) PORTFOLIO VALUATION: The Fund's investments are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the average daily value of the Fund's net assets and is payable monthly. However, pursuant to the court approved settlement of previously disclosed litigation, commencing October 15, 1988 the Manager has agreed to make payments to the Fund for 10 years,
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) ranging from $0 to $1 million per year depending upon average daily net assets of the Fund. The management fee for the six months ended November 30, 1995 was reduced by $45,000 pursuant to the settlement of litigation.
    The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed the expense limitation of any state having jurisdiction over the Fund for any full fiscal year. The most stringent state expense limitation applicable to the Fund presently requires reimbursement of expenses in any full fiscal year that such expenses (exclusive of certain expenses as described above) exceed 21\2% of the first $30 million, 2% of the next $70 million and 11\2% of the excess over $100 million of the average value of the Fund's net assets in accordance with California "blue sky" regulations. There was no expense reimbursement for the six months ended November 30, 1995.
    Effective December 1, 1995, Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, serves as the Fund's Transfer and Dividend Disbursing Agent.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the six months ended November 30, 1995, the Fund was charged an aggregate of $133,340 pursuant to the Shareholder Services Plan.
    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.
NOTE 3-SECURITIES TRANSACTIONS:
    The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the six months ended November 30, 1995 amounted to $297,293,387 and $380,945,608, respectively.
    At November 30, 1995, accumulated net unrealized appreciation on investments was $87,592,141, consisting of $87,875,682 gross unrealized appreciation and $283,541 gross unrealized depreciation.
    At November 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
REVIEW REPORT OF ERNST & YOUNG, LLP INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF DIRECTORS
DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus Intermediate Municipal Bond Fund, Inc., including the statement of investments, as of November 30, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended May 31, 1995 and financial highlights for each of the five years in the period ended May 31, 1995 and in our report dated June 29, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
[Ernst and Young LLP signature logo]

New York, New York
January 4, 1996


[Dreyfus lion "d" logo]
DREYFUS INTERMEDIATE MUNICIPAL
BOND FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903


Further information is contained
in the Prospectus, which must
precede or accompany this report.


Printed in U.S.A.                           947SA9511
[Dreyfus logo]
Intermediate
Municipal
Bond Fund, Inc.
Semi-Annual
Report
November 30, 1995